Investment Objectives and Goals - DWS Total Return Bond Fund	Apr. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DWS Total Return Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation.